Net Loss Per Common Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Outstanding Potentially Dilutive Securities

The following table sets forth the outstanding potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to do so would be anti-dilutive:

	For the Nine Months Ended September 30
	2022	2021
Warrants[1][2]	8,699,397	2,754,352
Options	10,039,348	8,693,024
Series A Convertible Preferred Stock	5,945,045	-
Convertible notes payable [3]	2,977,528	3,352,810
Total potentially dilutive shares	27,661,318	14,800,186

[1]	As part of the InflamaCORE, LLC license agreement, warrants to purchase 600,000 shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are included in the amount currently reported.

[2]	Includes warrants to purchase 5,945,045 shares of common stock which are contingently issuable upon the automatic conversion of the Series A Preferred Stock that was outstanding at September 30, 2022, which occurs upon the closing of the Business Combination. See Note 9 - Stockholders’ Deficiency for additional details on the Series A Preferred Stock financing.

ZYVERSA THERAPEUTICS, INC.

NOTES TO CONDENSED FINANCIAL STATEMENTS

(unaudited)

Note 4 – Net Loss Per Common Share - Continued

[3]	The Company’s convertible notes payable have embedded conversion options that result in the automatic issuance of common stock upon the consummation of certain qualifying transactions. The conversion price is a function of the implied common stock price associated with the qualifying transaction. For the purpose of disclosing the potentially dilutive securities in the table above, we used the number of shares of common stock issuable if a qualifying transaction occurred with an implied common stock price equal to the fair value of the common stock of $1.94 and $3.25 per share as of September 30, 2022 and 2021, respectively.

The following table sets forth the outstanding potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to do so would be anti-dilutive:

	December 31,
	2021	2020
Warrants(1)	2,154,352	2,154,352
Options	8,755,179	7,196,250
Convertible notes payable(2)	3,400,187	1,294,063
Total potentially dilutive shares	14,309,718	10,644,665

(1)	As part of the InflamaCORE, LLC license agreement, warrants to purchase 600,000 shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are not included in the amount currently reported. See Note 10 — Commitments and Contingencies — License Agreements for details.

(2)	The Company’s convertible notes payable have embedded conversion options that result in the automatic issuance of common stock upon the consummation of certain qualifying transactions. The conversion price is a function of the implied common stock price associated with the qualifying transaction. For the purpose of disclosing the potentially dilutive securities in the table above, we used the number of shares of common stock issuable if a qualifying transaction occurred with an implied common stock price equal to the fair value of the common stock of $3.25 per share on December 31, 2021 and 2020.